INCOME TAX (Details 9) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax [Abstract]
Profit before tax	$ 3,992,771	$ 3,968,282	$ 3,235,635
Tax applicable to the nominal rate	1,597,108	1,587,313	1,261,898
Non-deductible expenses for determining taxable profit (loss)	356,350	255,435	290,291
Accounting and not fiscal expenses (income) for determining taxable profit (loss)	(179,605)	(217,056)	(822,513)
Differences in tax bases	341,828	(348,985)	(149,502)
Tax and not accounting expenses (income) for determining taxable profit (loss)	(23,844)	23,381	352,543
Revenues from ordinary activities exempt from taxation	(181,406)	(121,917)	(172,466)
Income from ordinary activities not constituting income or occasional earnings from taxation	(130,272)	(111,027)	(66,459)
Other fiscal deductions	(184,620)	(107,083)	(168,970)
Repayments on commercial credit	(233,004)	0	0
Surplus of tax depreciation	(177,936)	(20,323)	(2,083)
Foreign profits taxed at other rates	(218,785)	72,144	99,398
Other effects of the tax rate from reconciling accounting earnings and tax expenses (income)	272,784	164,950	27,113
Total Tax	$ 1,238,598	$ 1,176,832	$ 649,250